S000027378 [Member] Expense Example - AB Bond Inflation Strategy	Oct. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	870
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,459
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261	[1]
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,908
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	969
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	979
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	969
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 848

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.